INCOME TAXES - Deferred taxes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Non-capital losses carried forward	$ 11,640,000	$ 8,981,000
Research and development expenditures	3,421,000	3,230,000
Investment tax credits	2,201,000	2,078,000
Tax value of technology rights and property and equipment in excess of accounting basis	287,000	293,000
Unrealized foreign exchange loss on convertible debt	12,000
Share issue costs	550,000	138,000
Total deferred income tax assets	18,111,000	14,720,000
Valuation allowance	$ (18,111,000)	$ (14,720,000)